Shareholders’ Equity (Details)	Feb. 27, 2024 shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 shares	Mar. 20, 2023 $ / shares	May 13, 2022 $ / shares shares
Shareholders’ Equity [Line Items]
Shares issued		15,300,000	15,300,000	13,000,000
Common stock no par value (in Dollars per share) | (per share)
Ordinary shares, shares outstanding		15,300,000	15,300,000	13,000,000
Minimum [Member]
Shareholders’ Equity [Line Items]
Outstanding ordinary shares ratio	1
Maximum [Member]
Shareholders’ Equity [Line Items]
Outstanding ordinary shares ratio	1,300
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 1
Shares issued	13,000,000						10,000
Common stock no par value (in Dollars per share) | $ / shares
Ordinary shares, shares outstanding	13,000,000	15,300,000	15,300,000	13,000,000	13,000,000
Sale of stock	1,750,000
Ordinary Shares [Member] | ALT CO LTD [Member]
Shareholders’ Equity [Line Items]
Sale of stock	4,880,000
Ordinary Shares [Member] | British Virgin Islands [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized							50,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 1